Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of the company and its subsidiaries
Name	Background	Ownership
Adrie Global Holdings Limited (“Adrie”)	● A BVI company ● Incorporated on November 19, 2014 ● A holding company	100% owned by Roan
China Roan Industrial-Financial Holdings Group Co., Limited (“Roan HK”)	● A Hong Kong company ● Incorporated on February 11, 2015 ● A holding company ● Formerly known as China Feng Hui Financial Holding Group Co., Limited	100% owned by Adrie
Fortis Health Industrial Group Limited (“FHIG”)	● A Hong Kong company ● Incorporated on December 30, 2019 ● A holding company	100% owned by Adrie
Xinjiang Feng Hui Jing Kai Direct Lending Limited (“Jing Kai)	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 14, 2015 ● Registered capital of $18 million ● A holding company	100% owned by Roan HK
Feng Hui Ding Xin (Beijing) Financial Consulting Co., Limited (“Ding Xin”)

●     A PRC company and deemed a wholly foreign owned enterprise

●      Incorporated on May 20, 2015

●      Registered capital of $1 million with registered capital fully paid-up

●      Engaged in the business of financial consulting services

100% owned by Roan HK
Ningbo Ding Tai Financial Leasing Co., Limited (“Ding Tai”)	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on December 19, 2016 ● Registered capital of $30 million ● Planning for financial lease services	100% owned by Roan HK
Xinjiang Xin Quan Financial Leasing Co., Limited (“Xin Quan”)	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on January 24, 2017 ● Registered capital of $50 million ● Planning for financial lease services	60% owned by Roan HK
Zhiyuan Commercial Factoring (Guangzhou) Co., Limited. (“Zhiyuan”)

●      A PRC limited liability company

●      Incorporated on November 19, 2018

●      Registered capital of $4,321,434 (RMB 30 million)

●      Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management

99% owned by Ding Xin
Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Zeshi”)

●      A PRC limited liability partnership

●      Incorporated on December 21, 2017

●      Acquired on November 29, 2019

●      Registered capital of $7,750,878 (RMB 51 million)

●      Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management

98.04% owned by Ding Tai and 1.96% owned by Ding Xin as of December 31, 2019. Ding Xin transferred the 1.96% equity interest to Nibo Zeshi Insurance Technology Co., Ltd. (“Zeshi Insurance”)
Lixin Financial Holdings Group Limited (“Lixin Cayman”)	● A Cayman company ● Incorporated on October 25, 2017 ● A holding company	65.0177% owned by Roan
Name	Background	Ownership
Lixin Financial Holdings (BVI) Limited (“Lixin BVI”)	● A BVI company ● Incorporated on November 29, 2017 ● A holding company	100% owned by Lixin Cayman
Lixin Financial Holdings Group Limited (“Lixin HK”)	● A Hong Kong company ● Incorporated on January 15, 2018 ● A holding company	100% owned by Lixin BVI
Zhejiang Lixin Enterprise Management Group Go., Ltd. (“Zhejiang Lixin”)

●      A PRC limited liability company

●      Incorporated on July 3, 2015

●      Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up

●      Engaged in financial guarantee services and related assessment and management services

99% owned by Lixin HK and 1% owned by Roan HK
Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“Zhejiang Jingyuxin”)

●      A PRC limited liability company

●      Incorporated on January 5, 2013

●      Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up

●      Engaged in financial guarantee services and related assessment and management services

93.4% owned by Zhejiang Lixin
Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”)

●      A PRC limited liability company

●      Incorporated on March 21, 2017

●      Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up

●      Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors

100% owned by Zhejiang Jingyuxin
Lixin Supply Chain Management (Tianjin) Co., Ltd. (“Lixin Supply Chain”)	● A PRC limited liability company ● Incorporated on December 19, 2017 ● Registered capital of $1,513,226 (RMB 10 million) ● Planning for provision of supply chain management service	100% owned by LAM